COMPARATIVE CONSOLIDATED FINANCIALS (Unaudited) (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Comparative Consolidated Financials Details
Gross Sales		$ 653,784
Customer incentives, discounts, returns, and allowances		0
Net sales		653,784
Cost of Goods Sold, includes depreciation and amortization of $19,421 and federal excise taxes of $64,055 for the three months ended March 31, 2017	$ 1,667,614	474,890	$ 0	$ 1,303,586
Gross Margin	293,074	178,894	0	(8,725)
Operating Expenses
Selling and marketing	585,294	116,833	0	759,053
Corporate general and administrative	589,983	578,402	136,274	2,154,498
Employee salaries and related expenses	914,258	167,987	0	1,046,667
Depreciation expense	5,853	379	0	7,285
Total operating expenses	2,095,388	863,601	136,274	3,967,503
Loss from Operations	(1,802,314)	(684,707)	(136,274)	(3,976,228)
Other Income (Expenses)
Loss on vendor notes receivable collectability	0	(1,414,921)	0	(1,279,921)
Interest expense	5,086	(421,180)	(18,750)	(532,752)
Profit (Loss) before Income Taxes	(1,797,228)	(2,520,808)	(155,024)	(5,788,901)
Provision for Income Taxes	0	0	0	0	$ 0
Net Profit (Loss)	$ (1,797,228)	$ (2,520,808)	$ (155,024)	$ (5,788,901)
Loss per share
Weighted average number of shares outstanding Basic and fully diluted	26,045,890	17,118,431	15,754,000	19,279,601
Loss per share Basic and fully diluted	$ (0.07)	$ (0.15)	$ (0.01)	$ (0.30)